Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2025
Accounts receivable [Abstract]
Schedule of accounts receivable	2025 2024 Trade receivables $ 338,426 $ 309,570 GST/VAT receivables 16,338 28,674 Other receivables 5,548 8,556 Total $ 360,312 $ 346,800